Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2025
CURRENT TAX ASSETS AND LIABILITIES
Current Tax Assets and Liabilities

12.   CURRENT TAX ASSETS AND LIABILITIES

a)	The detail of current tax receivables as of December 31, 2025, December 31, 2024, and January 1, 2024, is as follows:

	As of December 31,		As of January 01,
	2025	2024	2024
Tax Receivables	ThUS$	ThUS$	ThUS$
Advance income tax payments	19,255	12,446	15,413
Credit for absorbed tax profits	67,461	67,461	76,640
Tax credit for training expenses	737	599	426
Total	87,453	80,506	92,479
b)	The detail of current tax payables as of December 31, 2025, December 31, 2024, and January 1, 2024, is as follows:

	As of December 31,		As of January 01,
	2025	2024	2024
Current tax liabilities	ThUS$	ThUS$	ThUS$
Income tax	110,030	189,742	182,537
Total	110,030	189,742	182,537